Financial Risk Management - Schedule of Maturity Profiles of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non derivatives
Trade payables	$ 8,001	$ 8,811
Loans	51,291	36,207
Lease liabilities	8,773	5,058
Total	68,065	50,076
Less than 1 year [Member]
Non derivatives
Trade payables	8,001	8,811
Loans	325	650
Lease liabilities	2,076	1,900
Total	10,402	11,361
Between 1 and 2 years [Member]
Non derivatives
Trade payables
Loans		324
Lease liabilities	1,954	1,766
Total	1,954	2,090
Between 3 and 7 years [Member]
Non derivatives
Trade payables
Loans	55,000	37,442
Lease liabilities	7,195	2,189
Total	62,195	39,631
Total contractual cash flows [Member]
Non derivatives
Trade payables	8,001	8,811
Loans	55,325	38,416
Lease liabilities	11,225	5,855
Total	$ 74,551	$ 53,082